UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Growth Fund
September 30, 2011 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--16.9%
Amazon.com	37,050a	8,011,321
Bed Bath & Beyond	47,870a	2,743,430
Carnival	65,074	1,971,742
Dick's Sporting Goods	47,970a	1,605,076
DIRECTV, Cl. A	86,220a	3,642,795
Express	86,060	1,746,157
Johnson Controls	60,020	1,582,727
Limited Brands	67,390	2,595,189
Macy's	151,670	3,991,954
McDonald's	66,520	5,841,786
Newell Rubbermaid	151,930	1,803,409
Nordstrom	54,620b	2,495,042
Omnicom Group	65,460	2,411,546
Priceline.com	6,880a	3,092,285
PVH	27,990	1,630,138
Under Armour, Cl. A	24,320a	1,615,091
Viacom, Cl. B	84,280	3,265,007
		50,044,695
Consumer Staples--11.2%
Coca-Cola Enterprises	80,610	2,005,577
ConAgra Foods	161,110	3,902,084
Dr. Pepper Snapple Group	87,050	3,375,799
Energizer Holdings	38,520a,b	2,559,269
Kraft Foods, Cl. A	108,360	3,638,729
Lorillard	27,810	3,078,567
PepsiCo	124,530	7,708,407
Procter & Gamble	68,370	4,319,617
Whole Foods Market	36,980	2,415,164
		33,003,213
Energy--9.8%
Cameron International	40,440a	1,679,878

Chevron	57,210	5,293,069
ENSCO, ADR	66,230	2,677,679
EQT	56,520	3,015,907
Halliburton	74,760	2,281,675
Occidental Petroleum	37,190	2,659,085
Range Resources	58,980	3,447,971
Schlumberger	101,060	6,036,314
Southwestern Energy	61,260a	2,041,796
		29,133,374
Financial--2.2%
Discover Financial Services	110,810	2,541,981
IntercontinentalExchange	13,440a	1,589,414
Wells Fargo & Co.	102,150	2,463,858
		6,595,253
Health Care--12.1%
Agilent Technologies	52,360a	1,636,250
Alexion Pharmaceuticals	35,740a,b	2,289,504
Allergan	32,970	2,716,069
Baxter International	66,450	3,730,503
Biogen Idec	27,910a	2,599,817
Bristol-Myers Squibb	51,270	1,608,853
Covidien	38,750	1,708,875
Johnson & Johnson	49,260	3,138,355
Laboratory Corp of America
Holdings	23,560a,b	1,862,418
McKesson	46,230	3,360,921
Omnicare	110,520	2,810,524
Pfizer	110,530	1,954,170
St. Jude Medical	40,780	1,475,828
Vertex Pharmaceuticals	50,260a	2,238,580
Watson Pharmaceuticals	40,310a	2,751,158
		35,881,825
Industrial--10.8%
Caterpillar	89,250	6,590,220
Cooper Industries	87,960	4,056,715
Cummins	48,100	3,927,846
Danaher	106,000	4,445,640
Dover	79,261	3,693,563

Eaton	118,770	4,216,335
General Electric	105,860	1,613,306
Precision Castparts	22,580	3,510,287
		32,053,912
Information Technology--31.4%
Apple	48,524a	18,496,378
Cree	96,050a,b	2,495,379
Cypress Semiconductor	97,690a	1,462,419
Electronic Arts	144,060a	2,946,027
EMC	179,740a	3,772,743
Google, Cl. A	19,236a	9,894,614
International Business Machines	70,570	12,351,867
Intuit	69,750	3,308,940
MasterCard, Cl. A	10,000	3,171,600
NetApp	57,010a	1,934,919
Oracle	284,720	8,182,853
Paychex	94,710	2,497,503
QUALCOMM	185,040	8,998,495
Riverbed Technology	89,450a	1,785,422
Salesforce.com	24,290a,b	2,775,861
SanDisk	76,560a	3,089,196
Teradata	62,920a	3,368,108
VMware, Cl. A	31,300a,b	2,515,894
		93,048,218
Materials--4.4%
Air Products & Chemicals	43,310	3,307,585
Cliffs Natural Resources	37,150	1,900,966
Eastman Chemical	31,010	2,125,115
Freeport-McMoRan Copper & Gold	99,880	3,041,346
Monsanto	42,680	2,562,507
		12,937,519
Total Common Stocks
(cost $275,675,942)		292,698,009

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $3,120,000)	3,120,000 [c]	3,120,000
Investment of Cash Collateral for
Securities Loaned--2.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,183,861)	8,183,861 [c]	8,183,861
Total Investments (cost $286,979,803)	102.7%	304,001,870
Liabilities, Less Cash and Receivables	(2.7%)	(8,017,600)
Net Assets	100.0%	295,984,270

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $7,693,959 the value of the collateral held by the fund was $8,183,861.
c	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $286,979,803.

Net unrealized appreciation on investments was $17,022,067 of which $34,894,884 related to appreciated investment securities and $17,872,817 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.4
Consumer Discretionary	16.9
Health Care	12.1
Consumer Staples	11.2
Industrial	10.8
Energy	9.8
Materials	4.4
Money Market Investments	3.9
Financial	2.2
102.7
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic+	290,020,330		-	-	290,020,330
Equity Securities - Foreign+	2,677,679		-	-	2,677,679
Mutual Funds	11,303,861		-	-	11,303,861
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2011 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)
Consumer Discretionary--15.1%
Bed Bath & Beyond	31,310a	1,794,376
CBS, Cl. B	103,280	2,104,846
Deckers Outdoor	26,630a	2,483,514
Dick's Sporting Goods	55,450a	1,855,357
LKQ	76,080a	1,838,093
Nordstrom	50,400b	2,302,272
PetSmart	41,870	1,785,756
Tractor Supply	28,250	1,767,038
Williams-Sonoma	53,560	1,649,112
		17,580,364
Consumer Staples--6.1%
Estee Lauder, Cl. A	18,200	1,598,688
Green Mountain Coffee Roasters	20,640a	1,918,282
Hansen Natural	20,330a	1,774,606
Whole Foods Market	26,840	1,752,920
		7,044,496
Energy--7.0%
Brigham Exploration	82,510a	2,084,203
EQT	43,880	2,341,437
Oil States International	28,750a	1,463,950
Range Resources	37,690	2,203,357
		8,092,947
Exchange Traded Funds--2.4%
IShares Russell 2000 Index Fund	56,050b	2,782,322
Financial--5.3%
American Campus Communities	63,910c	2,378,091
Mid-America Apartment Communities	35,890b,c	2,161,296
Prosperity Bancshares	49,180b	1,607,202
		6,146,589
Health Care--20.5%

Alexion Pharmaceuticals	35,890a	2,299,113
Allscripts Healthcare Solutions	176,860a	3,187,017
AmerisourceBergen	47,420	1,767,343
Catalyst Health Solutions	34,790a	2,007,035
Cooper	45,500	3,601,325
Intuitive Surgical	5,360a	1,952,541
Mednax	37,450a	2,345,868
SXC Health Solutions	48,830a	2,719,831
Watson Pharmaceuticals	57,073a	3,895,232
		23,775,305
Industrial--14.5%
AMETEK	48,363	1,594,528
BE Aerospace	62,290a	2,062,422
Dover	36,080	1,681,328
Hexcel	84,900a	1,881,384
Jacobs Engineering Group	53,760a	1,735,910
Roper Industries	25,109	1,730,261
Verisk Analytics, Cl. A	101,240a	3,520,115
Waste Connections	78,302	2,648,174
		16,854,122
Information Technology--20.3%
Alliance Data Systems	33,860a,b	3,138,822
Avago Technologies	85,020	2,786,105
Check Point Software Technologies	34,360a,b	1,812,834
Citrix Systems	41,800a	2,279,354
Equinix	31,750a	2,820,353
Genpact	223,950a	3,222,641
Linear Technology	62,220	1,720,383
NetApp	42,610a	1,446,183
Rackspace Hosting	66,170a	2,259,044
Teradata	37,970a	2,032,534
		23,518,253
Materials--6.0%
CF Industries Holdings	11,130	1,373,331
Ecolab	40,370	1,973,689
FMC	24,850	1,718,626
Sherwin-Williams	25,510	1,895,903

		6,961,549
Total Common Stocks
(cost $110,613,105)		112,755,947

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,391,000)	3,391,000 [d]	3,391,000
Investment of Cash Collateral for
Securities Loaned--7.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,573,079)	8,573,079 [d]	8,573,079
Total Investments (cost $122,577,184)	107.5%	124,720,026
Liabilities, Less Cash and Receivables	(7.5%)	(8,730,728)
Net Assets	100.0%	115,989,298

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $8,228,055 and the value of the collateral held by the fund was $8,573,079.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $122,577,184. Net unrealized appreciation on investments was $2,142,842 of which $9,534,869 related to appreciated investment securities and $7,392,027 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	20.5
Information Technology	20.3
Consumer Discretionary	15.1
Industrial	14.5
Money Market Investments	10.3
Energy	7.0
Consumer Staples	6.1

Materials	6.0
Financial	5.3
Exchange Traded Funds	2.4
107.5
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	104,938,150	-	-	104,938,150
Equity Securities - Foreign+	5,035,475	-	-	5,035,475
Mutual Funds/Exchange Traded Funds	14,746,401	-	-	14,746,401

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)